Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses
	For the years ended December 31,
	2019	2018	2017
Voyage expenses:
Commissions	$ 1,952	$ 2,171	$1,977
Bunkers	89	4,360	1,384
Port expenses	4	2,217	1,053
Other	885	365	253

Total	$ 2,930	$ 9,113	$4,667

Vessel operating expenses:
Crew costs and related costs	$ 13,375	$ 14,794	$15,558
Insurance expense	1,796	2,112	2,436
Spares, repairs, maintenance and other expenses	5,001	4,396	4,412
Stores and lubricants	3,251	3,451	3,500
Management fees (Note 5)	3,917	4,221	4,466
Other operating expenses	3,209	1,674	1,492

Total	$ 30,549	$ 30,648	$ 31,864